Note 22 - Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial Liabilities at Fair Value Through Profit or Loss Abstract
Table of Derivative Financial Liabilities FVTPL
	December 31, 2018	December 31, 2017	January 1, 2017
Foreign Currency Forwards	889,731	203,218	9,342
Interest Rate Swaps	487,528	136,035	98,088
TOTAL	1,377,259	339,253	107,430

Table of Trading Liabilities FVTPL
December 31, 2018
Short sold positions	692,270
TOTAL	692,270